Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
Note 2 — Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022 or any future period.
The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Annual Report on Form 10-K filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on March 25, 2022.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. As of September 30, 2022 and December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of September 30, 2022 and December 31, 2021.
Use of Estimates
The preparation of unaudited condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of income and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Investments Held in the Trust Account
The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the trust account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the trust account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the condensed balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the trust account in the accompanying unaudited condensed statements of operations. The estimated fair values of investments held in the trust account are determined using available market information.
Financial Instruments
The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement,” equal or approximate the carrying amounts represented in the condensed balance sheets.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:
•Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets; and
•Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Offering Costs Associated With Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the initial public offering that were directly related to the initial public offering. Offering costs were allocated to the separable financial instruments issued in the initial public offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities were expensed as incurred and presented as non-operating expenses in the unaudited condensed statements of operations. Offering costs associated with the Class A common stock issued were charged against the carrying value of the shares of Class A common stock upon the completion of the initial public offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Class A Common Stock Shares Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of the initial public offering, 15,000,000 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity (deficit) section of the Company’s condensed balance sheets.
Under ASC 480-10-S99, the Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of the reporting period. This method would view the end of the reporting period as if it were also the redemption date of the security. Effective with the closing of the initial public offering, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.
Derivative Financial Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.
The public warrants and the private placement warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period until they are exercised. The initial fair value of the public warrants issued in connection with the initial public offering was estimated using a Monte-Carlo simulation model. The fair value of the public warrants as of September 30, 2022 and as of December 31, 2021 is based on observable listed prices for such warrants. The fair value of the private placement warrants as of September 30, 2022 and as of December 31, 2021 is determined using a Black-Scholes option pricing model. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in period, disclosure and transition. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s effective tax rate was 0.88% and 0.91% for the three and nine months ended September 30, 2022, respectively, and 0.00% for the three months ended September 30, 2021 and the period from January 28, 2021 (inception) through September 30, 2021. The effective tax rate differs from the statutory tax rate of 21% for the three and nine months ended September 30, 2022, the three months ended September 30, 2021 and the period from January 28, 2021 (inception) through September 30, 2021 due primarily to changes in fair value of derivative warrant liabilities, non-taxable gains on the settlement of deferred underwriting commissions, and the valuation allowance on the deferred tax assets.
Net Income (Loss) Per Share Of Common Stock
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per common share is calculated by dividing the net income (loss) by the weighted average shares of common stock outstanding for the respective period.
The calculation of diluted net income (loss) does not consider the effect of the warrants underlying the units sold in the initial public offering and the private placement warrants to purchase an aggregate of 11,000,000 shares of Class A common stock in the calculation of diluted income (loss) per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the three and nine months ended September 30, 2022 and for the three months ended September 30, 2021 and for the period from January 28, 2021 (inception) through September 30, 2021. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2022		For the Three Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$995,636	$248,909	$332,524	$136,573

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	9,130,435	3,750,000
Basic and diluted net income per common share	$0.07	$0.07	$0.04	$0.04

	For the Nine Months Ended September 30, 2022		For the Period from January 28, 2021 (inception) through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$844,868	$211,217	$223,297	$244,231

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	3,428,571	3,750,000
Basic and diluted net income per common share	$0.06	$0.06	$0.07	$0.07
Recent Accounting Pronouncements
In June 2022, the FASB issued ASU 2022-03, ASC Subtopic 820 “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”. The ASU amends ASC 820 to clarify that a contractual sales restriction is not considered in measuring an equity security at fair value and to introduce new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value. The ASU applies to both holders and issuers of equity and equity-linked securities measured at fair value. The amendments in this ASU are effective for the Company in fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company is still evaluating the impact of this pronouncement on the condensed financial statements.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the Company’s unaudited condensed financial statements.
Note 2 — Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”).
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. As of December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2021.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Investments Held in the Trust Account
The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the trust account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the trust account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the trust account in the accompanying statement of operations. The estimated fair values of investments held in the trust account are determined using available market information.
Financial Instruments
The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement,” equal or approximate the carrying amounts represented in the balance sheet.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:
•Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets; and
•Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Offering Costs Associated with Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the initial public offering that were directly related to the initial public offering. Offering costs were allocated to the separable financial instruments issued in the initial public offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities were expensed as incurred and presented as non-operating expenses in the statement of operations. Offering costs associated with the Class A common stock issued were charged against the carrying value of the shares of Class A common stock upon the completion of the initial public offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Class A Common Stock Subject to Possible Redemption
The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of the initial public offering, 15,000,000 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity (deficit) section of the Company’s balance sheet.
Under ASC 480-10-S99, the Company has elected to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the security to equal the redemption value at the end of the reporting period. This method would view the end of the reporting period as if it were also the redemption date of the security. Effective with the closing of the initial public offering, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.
Derivative Financial Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.
The public warrants and the private placement warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period until they are exercised. The initial fair value of the public warrants issued in connection with the initial public offering was estimated using a Monte-Carlo simulation model. The fair value of the public warrants as of December 31, 2021 is based on observable listed prices for such warrants. The fair value of the private placement warrants as of December 31, 2021 is determined using a Black-Scholes option pricing model. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and, accordingly, the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in period, disclosure and transition. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Net Income (Loss) Per Share of Common Stock
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per common share is calculated by dividing the net income (loss) by the weighted average shares of common stock outstanding for the respective period.
The calculation of diluted net income (loss) does not consider the effect of the warrants underlying the units sold in the initial public offering and the private placement warrants to purchase an aggregate of 11,000,000 shares of Class A common stock in the calculation of diluted income (loss) per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the period from January 28, 2021 (inception) through December 31, 2021. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the period from January 28, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$25,974	$20,764

Denominator:
Basic and diluted weighted average common shares outstanding	4,690,909	3,750,000
Basic and diluted net income (loss) per common share	$0.01	$0.01
Recent Accounting Pronouncements
In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in an Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on August 2, 2021 using the modified retrospective method for transition. Adoption of ASU 2020-06 did not impact the Company’s financial position, results of operations or cash flows.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the Company’s financial statements.Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements of LanzaTech NZ Inc. have been prepared in accordance with generally accepted accounting principles for interim financial information, and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America ("US GAAP"), the accounting principles, standards, and procedures adopted by the U.S. Securities and Exchange Commission, for complete financial statements. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) have been made that are necessary for a fair presentation of the condensed consolidated financial statements for the interim periods. For further information refer to the Consolidated Financial Statements and Footnotes thereto included in the Company's Annual Report for the year ended December 31, 2021.
The Company uses a qualitative approach in assessing the consolidation requirement for variable interest entities ("VIEs"). This approach focuses on determining whether the Company has the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and whether the Company has the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
The Company holds interests in certain VIEs for which it has been determined the Company is not the primary beneficiary. The Company's variable interests primarily relate to entities in which the Company has a non-controlling equity interest. Although these financial arrangements resulted in holding variable interests in these entities, they did not empower the Company to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. The Company's interests in the VIEs are, therefore, accounted for under the equity method of accounting or alternative measurement. Refer to Note 5, Investments, for further information. The Company is exposed to the VIEs' losses and other impairment indicators up to the carrying value of each investment and any amounts receivable from the VIE, less amounts payable. Refer to Note 9, Related Party Transactions, for further details on the transactions with VIEs.
Going Concern
The accompanying condensed consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern and in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company had cash and cash equivalents of $50,370 and an accumulated deficit of $(434,863) at September 30, 2022 and cash outflows from operations of $(71,336) and a net loss of $(54,974) for the nine months ended September 30, 2022.
The Company has historically funded its operations through debt financing and issuance of equity securities. Based on the Company’s financial position as of the date these condensed consolidated financial statements were available to be issued, the Company projects that it will be able to cover its liquidity needs for the next twelve months with cash on hand. Accordingly, the Company’s condensed consolidated financial statements have been prepared on the basis that it will continue as a going concern.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include fair value of equity awards granted to both employees and non-employees, the SAFE and the SAFE warrants.
Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.
Segment Information
The Company operates as one operating segment which is the licensing of its technologies and related services such as research and development and engineering. The Chief Executive Officer who is the chief operating decision maker, reviews financial information on an aggregate basis for allocating resources and evaluating financial performance. Substantially all of the Company's long-lived assets are maintained in the United States.
Foreign Currencies
The Company’s reporting currency is the U.S. Dollar. The Company has certain foreign subsidiaries where the functional currency is the local currency. All of the assets and liabilities of these subsidiaries are converted to U.S. dollars at the exchange rate in effect at the balance sheet date, income and expense accounts are translated at average rates for the period, and shareholder’s equity accounts are translated at historical rates. The effects of translating financial statements of foreign operations into our reporting currency are recognized as an adjustment in accumulated other comprehensive income (loss).
The Company also has foreign subsidiaries that have a functional currency of the U.S. dollar. Purchases and sales of assets and income and expense items denominated in foreign currencies are remeasured into U.S. dollar amounts on the respective dates of such transactions. Net realized foreign currency gains or losses relating to the differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are included within Other (expense) income, net in the condensed consolidated statements of operations and comprehensive loss.
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. As of September 30, 2022 and December 31, 2021, the Company had $50,370 and $128,318 of cash and cash equivalents, respectively.
Restricted Cash and Other Cash Flows from Operating Activities
The Company is required to maintain a cash deposit with a bank which consists of collateral on certain travel and expense programs maintained by the bank. The following represents a reconciliation of cash and cash equivalents in the condensed consolidated balance sheets to total cash, cash equivalents and restricted cash in the condensed consolidated statements of cash flows as of September 30, 2022 and December 31, 2021 (in thousands).

	As of
	September 30, 2022	December 31, 2021
Cash and cash equivalents	$50,370	$128,318
Restricted cash (presented within Other current assets)	664	414
Cash, cash equivalents and restricted cash	$51,034	$128,732
Trade and Other Receivables
Receivables are reported net of allowances for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of customers, unusual macroeconomic conditions, and historical experience. As of September 30, 2022 and December 31, 2021, the Company recognized an allowance for doubtful accounts of $1,051 and $1,235, respectively.
Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standards Codification ("ASC") 606, Revenue from Contracts with Customers. The Company primarily earns revenue from services related to feasibility studies and basic engineering design of commercial plants, licensing of technologies, joint development and contract research activities to develop novel biocatalysts and related technologies, and sale of CarbonSmart ethanol produced using the Company's proprietary technologies.
Revenue is measured based on the consideration specified in a contract with a customer. The Company records taxes collected from customers and remitted to governmental authorities on a net basis. The Company’s payment terms are between 30-60 days and can vary by customer type and products offered. Management has evaluated the terms of our arrangements and determined that they do not contain significant financing components.
Carbon Capture and Transformation
The Company provides feasibility studies and basic design and engineering services used for detailed design, procurement, and construction of commercial plants that utilize the Company’s technologies, along with the sale of equipment and microbes. The services provided are recognized as a performance obligation satisfied over time. Revenue is recognized using the output method based on milestone completion, the cost-to-cost input method for certain engineering services, or the percentage of completion method as performance obligations are satisfied. Management has determined that the milestone completion and the associated contractual payment amounts are an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606.
The Company licenses intellectual property to generate recurring revenue when its customers deploy carbon capture and transformation plants. When licenses are considered to be distinct performance obligations, the recognition of revenue is dependent on the terms of the contract, which may include fixed consideration or royalties based on sales or usage, in which case, the revenue is recognized when the subsequent sale or usage occurs or when the performance obligation to which some or all of the sales or usage-based royalty is allocated has been satisfied, whichever is later.
Research and Development Services
The Company performs research and development (“R&D”) services related to novel technologies and development of biocatalysts for commercial applications, mainly to produce fuels and chemicals. The Company engages in two main types of R&D services – joint development agreements, and other contract research, including projects with the U.S. Department of Energy. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized based on milestone completion, when payments are contingent upon the achievement of such milestones, or based on percentage-completion method when enforceable rights to payment exist. When no milestones or phases are clearly defined, management has determined that the cost incurred, input method, is an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606, Revenue from Contracts with Customers, and estimates its variable consideration under the expected value method.
Revenue is not recognized in advance of customer acceptance of a milestone when such acceptance is contractually required. Payments for R&D services with no contractual payments are not due from customers until a technical report is submitted; therefore, a contract asset is recognized at milestone completion but prior to the submission of a technical report. The contract asset represents the Company’s right to consideration for the services performed at milestone completion. Occasionally, customers provide payments in advance of the Company providing services which creates a contract liability for the Company. The contract liability represents the Company's obligation to provide services to a customer.
Collaboration Arrangements
The Company has certain partnership agreements that are within the scope of ASC 808, Collaborative Arrangements, which provides guidance on the presentation and disclosure of collaborative arrangements. Generally, the classification of the transactions under the collaborative arrangements is determined based on the nature of the contractual terms of the arrangement, along with the nature of the operations of the participants. The Company’s collaborative agreements generally include a provision of R&D services related to novel technologies and biocatalysts. Amounts received for these services are classified as Revenue from collaborative arrangements in the condensed consolidated statements of operations and comprehensive loss. The Company's R&D services are a major part of the Company's ongoing operations and therefore ASC 606 is applied to recognize revenue.
CarbonSmart
The Company's CarbonSmart business, initially CarbonSmart ethanol, is produced by LanzaTech licensed plants using the Company's proprietary technologies. Customers can buy CarbonSmart ethanol directly from LanzaTech, which the Company sources from these partnering plants. Revenue is recognized at a point in time when control transfers to the customer, which varies depending on the shipping terms. The Company acts as the principal in such transactions and accordingly, recognizes revenue and cost of revenues on a gross basis.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access;
Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and
Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying condensed consolidated balance sheets, primarily due to their short-term nature, except for the warrant liability.
Concentration of Credit Risk and Other Risks and Uncertainties
Revenue generated from the Company’s customers outside of the United States for the nine months ended September 30, 2022 and 2021 was approximately 61% and 65%, respectively.
As of September 30, 2022 and December 31, 2021, approximately 35% and 35%, respectively, of trade accounts receivable and unbilled accounts receivable was due from customers located outside the United States. At September 30, 2022 and December 31, 2021, the value of property, plant, and equipment outside the United States was immaterial.
The Company’s revenue by geographic region based on the customer’s location is presented in Note 4, Revenues.
Customers
Customers representing 10% or greater of revenue were as follows for the nine months ended September 30, 2022 and 2021:

	Nine months ended September 30,
	2022	2021
Customer A	24%	16%
Customer B	10%	—%
Customer C	10%	3%
Customer D	8%	34%
Customer E	8%	12%
Recently Announced Accounting Pronouncements
In October 2020, the Financial Accounting Standard Board ("FASB") issued an Accounting Standard Update ("ASU") No. 2020-10, Codification Improvements (“ASU 2020-10”). The standard contains improvements to the FASB Accounting Standards Codification (the “Codification”) by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the Codification. The standard also improves various topics in the Codification so that entities can apply guidance more consistently on codifications that are varied in nature where the original guidance may have been unclear. The amendments in ASU 2020-10 were effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption was permitted. There were no material impacts upon the adoption of ASU 2020-10, on its consolidated financial statements and related disclosures.
Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP"). The consolidated financial statements include the accounts of LanzaTech NZ, Inc. and its wholly-owned consolidated subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.
As part of its evaluation, the Company makes judgments in determining whether an entity is a variable interest entity (“VIE”) and, if so, whether it is the primary beneficiary of the VIE and is thus required to consolidate the entity. A VIE is a legal entity that has a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. We consolidate a VIE when we are deemed to be the primary beneficiary. We assess whether or not we are the primary beneficiary of a VIE on an ongoing basis. If we are not deemed to be the primary beneficiary in a VIE, we account for the investment or other variable interests in a VIE in accordance with applicable US GAAP.
The Company holds interests in certain VIEs for which it has been determined the Company is not the primary beneficiary. The Company's variable interests primarily relate to entities in which the Company has a non-controlling equity interest. Although these financial arrangements resulted in holding variable interests in these entities, they did not empower the Company to direct the activities of the VIEs that most significantly impact the VIEs' economic performance. The Company's interests in the VIEs are, therefore, accounted for under the equity method of accounting. Refer to Note 5 - Investments, for further information. The Company's maximum exposure to loss in connection with its interest in VIEs is its equity method investment and any amounts receivable from the VIE, less amounts payable. Refer to Note 14, Related Party Transactions, for further details on the transactions with VIEs.
Restatement
On August 16, 2022, the Audit Committee of the Board of Directors of LanzaTech, after discussion with management of LanzaTech and LanzaTech’s independent registered public accounting firm, Deloitte & Touche,
LLP, concluded that LanzaTech’s previously issued audited consolidated financial statements as of and for the fiscal years ended December 31, 2021 and December 31, 2020 should no longer be relied upon. The errors leading to restatement were communicated to and discussed with AMCI upon their discovery. The AMCI Board considered the circumstances surrounding the restatement and concluded that it did not negatively impact its decision to proceed with the Business Combination primarily because of the individually immaterial adjustments.
The Company determined that its recorded share of equity method earnings amounts from an unconsolidated affiliate for the years ended December 31, 2021 and 2020 and its gain on dilution amount for the year ended December 31, 2021 were incorrect following the completion of LanzaJet, Inc's ("LanzaJet") financial statement audit. Additionally, the Company identified that it was not properly eliminating intra-entity profits related to revenue contracts with LanzaJet. As a result of the adjustments recorded by the unconsolidated affiliate and the identification of the error related to the elimination of intra-entity profits, the Company made the decision to restate its consolidated financial statements as of and for the years ended December 31, 2021 and 2020, on or around the completion of the audit of LanzaJet's financial statements for the years ended December 31, 2021 and 2020, on August 23, 2022. The Company also determined it was not properly accounting for its licensing arrangement with LanzaJet, and had not disclosed all significant related party transactions with its equity method investees. The Company has also revised these disclosures.
In accordance with ASC 250, Accounting Changes and Error Corrections, the Company evaluated the materiality of the adjustments, considering both quantitative and qualitative factors, and determined that the related aggregate impact was material to its consolidated financial statements as of and for the years ended December 31, 2021 and 2020.
Description of Errors Corrected
•Accounting for Equity Method Investments:
•The previously reported equity method investment in LanzaJet, Inc. (“LanzaJet”), as described in Note 5 - Investments, contained errors in the Company's recorded share of LanzaJet losses for the years ended 2021 and 2020 as a result of adjustments made by LanzaJet to its financial statements in connection with the audit of LanzaJet's financial statements for the years ended December 31, 2021 and 2020. The adjustments primarily were comprised of (1) an adjustment to correct an error relating to the measurement of the intangible asset associated with the intellectual property contributed by the Company as described in Note 5 – Investments and the related amortization; and (2), an adjustment to reclassify as a reduction to fixed assets certain government grants received by LanzaJet that it originally recorded as revenue. Other less significant adjustments were also identified and corrected in connection with the audit of LanzaJet's financial statements for the years ended December 31, 2021 and 2020. The net impact of these adjustments on the equity method investment's balance and accumulated deficit in the Company's Consolidated Balance Sheets was a decrease of $580 and $257 as of December 31, 2021 and 2020, respectively. The net impact of these adjustments on the gain from equity method investees in the Company’s Consolidated Statements of Operations and Comprehensive Loss was a decrease of $580 and $257 for the years ended December 31, 2021 and 2020, respectively.
•The previously reported revenue from related parties related to contributed intellectual property contained errors for intra-entity profit that was not previously eliminated, as described in Note 5 - Investments. The impact of these errors on the equity method investment's balance and accumulated deficit in the Consolidated Balance Sheets was $662 and $549 as of December 31, 2021 and 2020, respectively and $662 and $549 on revenue from related party transactions in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2021 and 2020, respectively.
•The previously reported gain on dilution, as described in Note 5 - Investments, was not correctly calculated for the year ended December 31, 2021. The impact of these errors on the equity method investment's balance and accumulated deficit in the Consolidated Balance Sheets as of December 31,
2021 was $322; and the impact on gain from equity method investees in the Consolidated Statements of Operations and Comprehensive Loss was $322 for the year ended December 31, 2021.
•Additional Misstatements:
•The previously reported contract assets and other accrued liabilities included revenue and related cost of revenue amounts that was recorded in an inappropriate period. These amounts were recorded in 2021, however, the performance obligation was actually satisfied in 2020.. The impact of these errors on the contract assets and other accrued liabilities in the Consolidated Balance Sheet as of December 31, 2020 was $122; and the impact on revenue from contracts with customers and cost of revenue from contracts with customers in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2021 and 2020 was $122.
•Disclosure errors:
•The Company determined its licensing arrangement with LanzaJet, described in Note 5 – Investments, should have been accounted for as a transaction with a customer solely within the scope of Accounting Standards Codification 606 - Revenue from contracts with customers ("ASC 606") rather than akin to an operating lease under Accounting Standards Codification 842, Leases ("ASC 842"). The licensing arrangement is a contract with our customer, LanzaJet, that conveys to LanzaJet the right to use an intangible asset (IP). Contracts with customers are accounted for under ASC 606 unless they are within the scope of other accounting literature. Because the licensing arrangement conveys the right to use an intangible asset, it is not within the scope of ASC 842. Under limited circumstances, ASC 606 requires certain arrangements that do not, in substance, transfer control of an asset (i.e., when the arrangement contains certain repurchase rights or obligations) to be accounted for as leases. However, those limited circumstances are not present in our licensing arrangement with LanzaJet. Therefore, the Company concluded accounting for the arrangement under ASC 606 is required. Because the period over which the Company determined it was required to recognize revenue under ASC 606 was the same as the period of time over which it had been recognizing revenue, there was no effect on the amounts recorded in the consolidated financial statements. Additionally, the difference in timing of recognition of the variable consideration resulted in a difference between the carrying value of our equity method investment in LanzaJet and our proportionate share LanzaJet's book values, that was not previously disclosed. However, the disclosures in Note 5 – Investments, have been revised accordingly.
•The Company did not disclose in Note 5 – Investments, its obligation under a guarantee with sublicensing agreement between LanzaJet and a third party. The fair value of this guarantee was deemed immaterial as of December 31, 2021 and 2020.
•The Company did not include in its disclosure for related party transactions in Note 14 - Related Party Transactions, that it also provided engineering services to one of its equity method investees, Beijing ShouGang LanzaTech Technology Co., LTD ("SGLT"), for which costs of $1,223 and $242 were incurred during the years ended December 31, 2021 and 2020. The Company also did not disclose that in 2019 it entered into a licensing agreement to receive licensing consideration from SGLT.
None of the errors discussed above were individually material to the financial statements, however, their cumulative impact was material and resulted in a restatement of the 2021 and 2020 financial statements. The effects of the correction of these errors on the relevant financial statement line items is as follows:

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Balance Sheet
Equity method investments	26,479	(1,727)	24,752
Total assets	$194,738	$(1,727)	$193,011
Accumulated deficit	(378,162)	(1,727)	(379,889)
Total shareholders’ deficit	$(353,190)	$(1,727)	$(354,917)
Total liabilities, contingently redeemable preferred equity, and shareholders' deficit	$194,738	$(1,727)	$193,011

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Balance Sheet
Contract assets	6,064	122	6,186
Total current assets	76,467	122	76,589
Equity method investments	24,023	(806)	23,217
Total assets	$119,664	$(684)	$118,980
Other accrued liabilities	2,775	122	2,897
Total current liabilities	$15,082	$122	$15,204
Total liabilities	$35,666	$122	$35,788
Accumulated deficit	(332,394)	(806)	(333,200)
Total shareholders’ deficit	$(310,410)	$(806)	$(311,216)
Total liabilities, contingently redeemable preferred equity, and shareholders' deficit	$119,664	$(684)	$118,980

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers	18,993	(122)	18,871
Revenue from related party transactions	3,915	(662)	3,253
Total revenue	$26,245	$(784)	$25,461
Cost of revenue from contracts with customers (exclusive of depreciation shown below)	(13,289)	122	(13,167)
Total cost and operating expenses	$(76,602)	$122	$(76,480)
Loss from operations	$(50,357)	$(662)	$(51,019)
Loss before income taxes	$(47,972)	$(662)	$(48,634)
Gain from equity method investees, net	2,204	(259)	1,945

Net loss	$(45,768)	$(921)	$(46,689)
Net loss allocated to common shareholders	$(82,526)	$(921)	$(83,447)
Comprehensive loss	$(45,673)	$(921)	$(46,594)
Net loss per share - basic and diluted	$(42.12)	$(0.47)	$(42.59)

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Operations and Comprehensive Loss
Revenue from contracts with customers	12,865	122	12,987
Revenue from related party transactions	4,752	(549)	4,203
Total revenue	$18,780	$(427)	$18,353
Cost of revenue from contracts with customers (exclusive of depreciation shown below)	(8,063)	(122)	(8,185)
Total cost and operating expenses	$(57,932)	$(122)	$(58,054)
Loss from operations	$(39,152)	$(549)	$(39,701)
Loss before income taxes	$(39,331)	$(549)	$(39,880)
Gain from equity method investees, net	2,424	(257)	2,167
Net loss	$(36,907)	$(806)	$(37,713)
Net loss allocated to common shareholders	$(68,198)	$(806)	$(69,004)
Comprehensive loss	$(36,282)	$(806)	$(37,088)
Net loss per share - basic and diluted	$(41.84)	$(0.50)	$(42.34)

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Accumulated deficit - Balance at December 31, 2020	$(332,394)	$(806)	$(333,200)
Total shareholders’ deficit – balance at December 31, 2020	$(310,410)	$(806)	$(311,216)
Net loss	(45,768)	(921)	(46,689)
Accumulated deficit - balance at December 31, 2021	(378,162)	(1,727)	(379,889)
Total shareholders’ deficit – balance at December 31, 2021	$(353,190)	$(1,727)	$(354,917)

	Year ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Shareholders’ Equity (Deficit)
Accumulated deficit - Balance at December 31, 2019	$(295,487)	$—	$(295,487)
Total shareholders’ deficit – balance at December 31, 2019	$(276,592)	$—	$(276,592)
Net loss	(36,907)	(806)	(37,713)
Accumulated deficit - balance at December 31, 2020	(332,394)	(806)	(333,200)
Total shareholders’ deficit – balance at December 31, 2020	$(310,410)	$(806)	$(311,216)

	Year Ended December 31, 2021
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Cash Flows
Net loss	$(45,768)	$(921)	$(46,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash recognition of licensing revenue	(2,684)	662	$(2,022)
Gain from equity method investees, net	(2,204)	259	$(1,945)
Changes in operating assets and liabilities:
Contract assets	(5,636)	122	(5,514)
Accounts payable and accrued salaries and wages	1,378	(122)	1,256
Net cash used in operating activities	$(42,591)	$—	$(42,591)

	Year Ended December 31, 2020
	As Previously Reported	Adjustments	as Restated
Consolidated Statement of Cash Flows
Net loss	$(36,907)	$(806)	$(37,713)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash recognition of licensing revenue	(1,567)	549	$(1,018)
Gain from equity method investees, net	(2,424)	257	$(2,167)
Changes in operating assets and liabilities:
Contract assets	(5,483)	(122)	(5,605)
Accounts payable and accrued salaries and wages	568	122	690
Net cash used in operating activities	$(39,271)	$—	$(39,271)
•Other Disclosure Errors:
•Note 5 - Investments: The Company did not disclose intra-entity profits elimination amounts related to revenue contracts with LanzaJet of $662 and $549 as of December 31, 2021, and 2020, respectively as they were not eliminated. The previously disclosed gain on dilution was incorrect as of and for the year ended December 31, 2021.

	Year Ended December 31, 2021
	As Previously Reported	as Restated
Gain on dilution	$181	$503
Segment Information
The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance.
While the Company offers a variety of services and operates in multiple countries, the Company’s business operates in one operating segment because most of the Company’s service offerings are delivered and supported on a global basis, most of the Company’s service offerings are deployed in a nearly identical way, and the Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There are no segment managers who are held accountable by the CODM, or anyone else, for operations, operating results, and planning for components below the consolidated level. Accordingly, the Company has determined that it has a single reportable and operating segment. See Note 4, Revenues, for disaggregation of the Company’s revenues by customer location.
Coronavirus (COVID-19)
In March 2020, the World Health Organization declared the viral strain of coronavirus ("COVID-19") a global pandemic and recommended containment and mitigation measures worldwide. The spread of COVID-19 and the resulting economic contraction has resulted in increased business uncertainty. The consequences of a prolonged economic decline could include, but are not limited to, reduced revenues, increased instances of uncollectible customer receivables, and increased asset impairments in future periods. Accordingly, the Company cannot reasonably estimate the length or severity of this pandemic, or the extent to which the disruption may materially impact its consolidated balance sheets, consolidated statements of operations and comprehensive loss or statements of cash flows for future periods.
Going Concern
The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern and in accordance with US GAAP. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company had cash and cash equivalents of $128,318 and an accumulated deficit of $379,889 at December 31, 2021 and cash outflows from operations of $42,591 and a net loss of $46,689 for the year ended December 31, 2021.
The Company has historically funded its operations through debt financing and issuance of equity securities. Based on the Company’s financial position as of the date these consolidated financial statements were issued, the Company projects that it will be able to cover its liquidity needs for the next twelve months with cash on hand. Accordingly, the Company’s consolidated financial statements have been prepared on the basis that it will continue as a going concern.
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include fair value of equity awards granted to both employees and non-employees.
Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ from these estimates.
Foreign Currencies
The Company’s reporting currency is the U.S. Dollar. The Company has certain foreign subsidiaries where the functional currency is the local currency. All of the assets and liabilities of these subsidiaries are converted to U.S. dollars at the exchange rate in effect at the balance sheet date, income and expense accounts are translated at average rates for the period, and shareholder’s equity accounts are translated at historical rates. The effects of translating financial statements of foreign operations into our reporting currency are recognized as an adjustment in accumulated other comprehensive income (loss).
The Company also has foreign subsidiaries that have a functional currency of the U.S. dollar. Purchases and sales of assets and income and expense items denominated in foreign currencies are remeasured into U.S. dollar amounts on the respective dates of such transactions. Net realized foreign currency gains or losses relating to the differences between these recorded amounts and the U.S. dollar equivalent actually received or paid are included within Other income, net in the consolidated statements of operations and comprehensive loss.
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2021 and 2020, the Company had $128,318 and $60,495 of cash and cash equivalents, respectively.
The Company is required to maintain a cash deposit with a bank which consists of collateral on a travel and expense program maintained by the bank. The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statement of cash flows as of December 31, 2021 and December 31, 2020.

	Year Ended December 31,
	2021	2020
Cash and cash equivalents	$128,318	$60,495
Restricted cash (presented within Other current assets)	414	414
Cash, cash equivalents and restricted cash	$128,732	$60,909
Trade and Other Receivables
Receivables are reported net of allowances for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of customers, unusual macroeconomic conditions, and historical experience. As of December 31, 2021 and 2020, the Company recognized an allowance for doubtful accounts of $1,235 and $1,325, respectively.
Other Current Assets
Other current assets consist of prepaid expenses, materials and supplies, and other assets. Material and supplies consist of spare parts and consumables used for research and research equipment and is stated at the weighted average cost.
Property, Plant and Equipment, net
Property and equipment are stated at cost and include improvements that significantly increase capacities or extend the useful lives of existing plant and equipment. Depreciation is calculated using the straight-line method over the estimated useful life of the assets. Useful lives range from three to five years for instruments and equipment, three to five years for office equipment and furniture and software, five years for vehicles and, for leasehold improvements, the shorter of the life of the improvement or the remaining term of the lease.
The Company reviews the remaining useful life of its assets on a regular basis to determine whether changes have taken place that would suggest that a change to depreciation policies is warranted.
Upon retirement or disposal of property, plant and equipment, the cost and related accumulated depreciation are removed from the account, and the resulting gains or losses, if any, are recorded in the consolidated statements of operations and comprehensive loss. Net gains or losses related to asset dispositions are recognized in earnings in the period in which dispositions occur. Routine maintenance, repairs and replacements are expensed as incurred.
Leases
The Company determines if an arrangement is a lease at inception. Lease agreements are evaluated to classify the lease as a finance or operating lease. Operating lease assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. As most leases do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. Leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheets. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company accounts for lease components and non-lease components as a single lease component.
Impairment of Long-Lived Assets
The Company performs a recoverability assessment of each of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indicators may include, but are not limited to, adverse changes in the regulatory environment in a jurisdiction where the Company operates, a decision to discontinue the development of a long-lived asset, early termination of a significant customer contract, or the introduction of newer technology.
When performing a recoverability assessment, the Company measures whether the estimated future undiscounted net cash flows expected to be generated by the asset exceeds its carrying value. In the event that an asset does not meet the recoverability test, the carrying value of the asset will be adjusted to fair value resulting in an impairment charge.
Management develops the assumptions used in the recoverability assessment based on active contracts as well as information received from third-party industry sources. The Company did not record an impairment during the years ended December 31, 2021 and 2020.
Equity Method Investments
Investments in entities over which the Company has significant influence, but not control, are accounted for using the equity method of accounting. Gain from equity method investees, net represents the Company’s proportionate share of net income or loss of its equity method investees and any gains or losses from the dilution of such investments.
Equity method investments are assessed for impairment whenever changes in the facts and circumstances indicate a loss in value may have occurred. When a loss is deemed to have occurred and is other than temporary, the carrying value of the equity method investment is written down to fair value. In evaluating whether a loss is other than temporary, the Company considers the length of time for which the conditions have existed and its intent and ability to hold the investment.
Simple Agreement for Future Equity (SAFE)
In December 2021, the Company issued a SAFE that allowed an investor to participate in future equity financings through a share-settled redemption of the amount invested (such notional being the “invested amount”). The Company determined that the SAFE was not legal form debt (i.e., no creditors’ rights). The SAFE includes a provision allowing for cash redemption upon the occurrence of a change of control, the occurrence of which is outside the control of the Company. Therefore, the SAFE is classified as mark-to-market liability pursuant to Accounting Standards Codification (“ASC”) 480, Distinguishing Liability from Equity.
Warrants
The Company has warrants to purchase preferred shares outstanding as of December 31, 2021 and 2020 representing 225,223 and 383,281 preferred shares, respectively, which warrants expire at various dates through December 31, 2027. The exercise prices of the warrants range from $14.69 to $19.93 as of each of December 31, 2021 and 2020. The Company accounts for its warrants as liabilities based upon the characteristics and provisions of each instrument. The liabilities are included in other accrued liabilities on the Company's consolidated balance sheets at their fair value on the date of issuance and are revalued in each subsequent reporting period until such instruments are exercised or expire. The change in fair value between reporting periods is included in other (expense) income, net in the consolidated statements of operations and comprehensive loss.
Further the warrant related to the SAFE of $1,729 is accounted for as a liability. This liability is recorded in current liabilities on the Company's consolidated balance sheets at fair value on the date of issuance and will be revalued each subsequent reporting period until such instrument is exercised or expire. The change in fair value between reporting periods is included in other (expense) income, net in the consolidated statements of operations and comprehensive loss.
Long-Term Debt and Debt Issuance Costs
The Company’s debt consists of credit facilities with financial institutions. Costs directly related to the issuance of debt are reported on the consolidated balance sheets as a reduction from the carrying amount of the recognized debt liability and amortized over the term of the debt using the effective interest method.
Legal and Contingencies
The Company may be involved in legal actions in the ordinary course of business, inquiries and proceedings concerning employment, labor, environmental, and other claims. The Company will recognize a loss contingency in the consolidated financial statements when it is probable a liability has been incurred and the amount of the loss can be reasonably estimated. The Company will disclose any loss contingencies that do not meet both conditions if there is a reasonable possibility that a loss may have been incurred. Gain contingencies are not recorded until realized.
Revenue Recognition
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Company primarily earns revenue from services related to feasibility studies and basic engineering design of commercial plants, licensing of technologies, joint development and contract research activities to develop novel biocatalysts and related technologies.
Revenue is measured based on the consideration specified in a contract with a customer. The Company records taxes collected from customers and remitted to governmental authorities on a net basis. The Company’s payment terms are between 30-60 days and can vary by customer type and products offered. We have evaluated the terms of our arrangements and determined that they do not contain significant financing components.
Carbon Capture and Transformation
The Company provides feasibility studies and basic design and engineering services used for detailed design, procurement, and construction of commercial plants that utilize the Company’s technologies, along with the sale of equipment and microbes. The services provided are recognized as a performance obligation satisfied over time. Revenue is recognized using the output method based on milestone completion, the cost-to-cost input method for certain engineering services, or the percentage of completion method when certain revenue recognition requirements are met. Management has determined that the milestone completion and the associated contractual payment amounts are an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606.
The Company licenses intellectual property to generate recurring revenue when its customers deploy carbon capture and transformation plants. When licenses are considered to be distinct performance obligations, the recognition of revenue is dependent on the terms of the contract, which may include fixed consideration or royalties based on sales or usage, in which case, the revenue is recognized when the subsequent sale or usage occurs or when the performance obligation to which some or all of the sales or usage-based royalty is allocated has been satisfied, whichever is later.
Research and Development Services
The Company performs research and development (“R&D”) services related to novel technologies and development of biocatalysts for commercial applications, mainly to produce fuels and chemicals. The Company engages in two main types of R&D services – joint development agreements, and other contract research, including projects with the U.S. Department of Energy. Such services are recognized as a performance obligation satisfied over time. Revenue is recognized based on milestone completion, when such milestones are contractually defined, or based on stage of contract completion when not defined. For the latter, management has determined that the cost incurred, input method, is an appropriate measure of progress towards complete satisfaction of the performance obligations under ASC 606, Revenue from Contracts with Customers, and estimates its variable consideration under the expected value method. Accordingly, the Company records a liability based on milestones achieved and the expected repayment of the development costs.
The Company’s joint development agreements may utilize the cost-to-cost method of revenue recognition or may include well defined payment milestones, dependent on the contract, both of which the Company evaluates against work completed prior to revenue recognition. For other contract research, the Company utilizes the cost-to-cost method of revenue recognition. These contracts have a fixed dollar amount which is based on the Company’s estimate of total costs to be incurred over the life of each contract.
Revenue is not recognized in advance of customer acceptance of a milestone, when such acceptance is contractually required. Payments for R&D services with no contractual payments are not due from customers until a technical report is submitted; therefore, a contract asset is recognized at milestone completion but prior to the submission of a technical report. The contract asset represents the Company’s right to consideration for the services performed at milestone completion. Occasionally, customers provide payments in advance of the Company providing services which creates a contract liability for the Company. The contract liability represents the Company's obligation to provide services to a customer.
Collaboration Arrangements
The Company has certain partnership agreements that are within the scope of ASC 808, Collaborative Arrangements, which provides guidance on the presentation and disclosure of collaborative arrangements. Generally, the classification of the transactions under the collaborative arrangements is determined based on the nature of the contractual terms of the arrangement, along with the nature of the operations of the participants. The Company’s collaborative agreements generally include a provision of R&D services related to novel technologies and biocatalysts. Amounts received for these services are classified as Revenue from collaborative arrangements in the consolidated statements of operations and comprehensive loss. The Company's R&D services are a major part of the Company's ongoing operations and therefore ASC 606 is applied to recognize revenue.
Cost of Revenues
The Company’s R&D, engineering, and other direct costs of services related to revenue agreements with customers, related parties, and collaborative partners represent cost of revenue. Costs include both internal and third-party fixed and variable costs and include materials, supplies, labor, and fringe benefits.
Research and Development
We incur research and development costs associated with various R&D activities and expense these costs as incurred.
Stock-Based Compensation
The Company accounts for equity-based compensation in accordance with ASC 718, Compensation – Stock Compensation. Accordingly, in exchange for employee and director services, compensation is given in the form of equity awards. The equity awards are recorded based on the grant date fair value and expensed over the requisite service period for the respective award.
The Company’s equity-based awards include stock option awards and restricted stock issued by the Company, which vest based on either time or the achievement of certain performance conditions. The Company records forfeitures as they occur. Compensation expense resulting from time-vesting-based awards is recognized in the Company’s consolidated statements of operations and comprehensive loss, primarily within research and development expenses, at the grant date fair value over the requisite service period. Compensation expense resulting from performance awards recognized over the requisite service period when it is probable that the performance condition will be met. The calculated compensation expense for performance awards is adjusted based on an estimate of awards ultimately expected to vest. The Company estimates grant date fair value using a Black-Scholes option pricing model that uses assumptions including expected volatility, expected term, and the expected risk-free rate of return. The Company has determined that the Black-Scholes option pricing model, as well as the underlying assumptions used in its application, is appropriate in estimating the fair value of its award grants.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
Deferred income tax assets are evaluated to determine if valuation allowances are required or should be adjusted. Valuation allowances are established based on a more likely than not standard. The ability to realize deferred tax assets depends on the Company’s ability to generate sufficient taxable income within the carryback or carryforward periods provided for in the tax law for each tax jurisdiction. The Company considers the various possible sources of taxable income when assessing the realization of its deferred tax assets. The valuation allowances recorded against deferred tax assets generated by taxable losses in certain jurisdictions will affect the provision for income taxes until the valuation allowances are released. The Company’s provision for income taxes will include no tax benefit for losses incurred and no tax expense with respect to income generated in these jurisdictions until the respective valuation allowance is eliminated.
The Company records uncertain tax positions on the basis of a two-step process whereby it is determined whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position, and for those tax positions that meet the more likely than not criteria, the largest amount of tax benefit that is greater than 50% likely to be realized upon ultimate settlement with the related tax authority is recognized. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense.
Related Party Transactions
The Company follows ASC 850-10, Related Party Transactions, for the identification of related parties and disclosure of related party transactions.
Pursuant to ASC 850-10-20, related parties include: a) affiliates of the Company; b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825-10-15, to be accounted for by the equity method by the investing entity; c) trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d) principal owners of the Company; e) management of the Company; f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests. Refer to Note 5 - Investments, and Note 14, Related Party Transactions, for further information.
Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to participating stock by the weighted average number of shares of participating stock outstanding during the period.
Diluted net loss per share reflects potential dilution and is computed by dividing net loss attributable to participating stock by the weighted average number of shares of participating stock outstanding during the period. The dilutive effect of outstanding awards, if any, is reflected in diluted earnings per share by application of the treasury stock method or if-converted method, as applicable. Refer to Note 3, Net Loss Per Share, for additional information.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:
Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access;
Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities; and
Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, Fair Value Measurement, approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature, except for the warrant liability. Refer to Note 11, Warrant Liabilities, for more information.
Concentration of Credit Risk and Other Risks and Uncertainties (Restated)
Revenue generated from the Company’s customers outside of the United States for the years ended December 31, 2021 and 2020 was approximately 38% and 14%, respectively.
As of December 31, 2021 and 2020, approximately 35% and 27%, respectively, of trade accounts receivable and unbilled accounts receivable was due from customers located outside the United States. At December 31, 2021 and 2020, the value of property, plant, and equipment outside the United States was immaterial.
The Company’s revenue by geographic region based on the customer’s location is presented in Note 4, Revenues.
Customers
Customers representing 10% or greater of revenue were as follows for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Customer A	27%	28%
Customer B	15%	27%
Customer C	12%	22%
As of December 31, 2021, two of the Company's customers separately represented 49% (Customer B) and 15% (Customer D) of total accounts receivable and contract assets on the consolidated balance sheet.
Recently Adopted Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Disclosure Framework – Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires financial assets measured at amortized cost basis, including trade receivables, to be presented net of the amount expected to be collected. The measurement of all expected credit losses will be based on historical experience, current conditions, and reasonable and supportable forecasts. The Company adopted the new standard effective January 1, 2020, using a modified retrospective transition method, which requires a cumulative-effect adjustment, if any, to the opening balance of retained earnings to be recognized on the date of adoption with prior periods not restated. The adoption did not have a material impact on the Company’s financial position or results of operations.
In August 2018, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine which implementation costs to capitalize as assets. A customer’s accounting for the costs of the hosting component of the arrangement is not affected by the new guidance. The Company adopted ASU 2018-15 as of January 1, 2020 with no material impact on its consolidated financial statements.
In September 2018, the FASB issued ASU 2018-07, Compensation - Stock Compensation Improvements to Non-employee Share-Based Payment Accounting (“ASU 2018-07”), which simplifies the accounting for stock-based payments granted to non-employees for goods and services. Under ASU 2018-07, most of the guidance on such payments to non-employees will be aligned with the requirements for stock-based payments granted to employees. The Company early adopted ASU 2018-07 as of January 1, 2020 and its adoption did not have a material impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), as part of its simplification initiative to reduce the cost and complexity in accounting for income taxes. ASU 2019-12 removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of US GAAP. The Company adopted ASU 2019-12 as of January 1, 2021 with no material impact on its consolidated financial statements.
Recently Announced Accounting Pronouncements
In October 2020, the FASB issued ASU No. 2020-10, Codification Improvements (“ASU 2020-10”). The standard contains improvements to the FASB Accounting Standards Codification (the “Codification”) by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the Codification. The standard also improves various topics in the Codification so that entities can apply guidance more consistently on codifications that are varied in nature where the original guidance may have been unclear. The amendments in ASU 2020-10 are effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company does not expect the adoption of ASU 2020-10 to have a material impact on its consolidated financial statements and related disclosures.